PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary Of Financial Information Of Consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets
Cash and cash equivalents	¥ 4,104,917		¥ 2,553,090		$ 586,995
Short-term time deposits	6,390,158		5,488,631		913,780
Short-term investments	9,450,244		6,639,389		1,351,367
Accounts and notes receivable, net	33,137		40,713		4,739
Inventories	2,395		3,042		342
Amounts due from related parties	¥ 9,241		¥ 7,258		$ 1,321
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Prepayments and other current assets	¥ 365,205		¥ 368,260		$ 52,224
Total current assets	20,355,297		15,100,383		2,910,768
Non-current assets
Long-term time deposits	782,460				111,890
Long-term investments	1,898,178		1,914,530		271,436
Property, equipment and software, net	1,245,022		1,733,786		178,036
Right-of-use assets, net	161,452		302,856		23,087
Intangible assets, net	100,909		252,589		14,430
Total non-current assets	4,212,717		4,210,289		602,411
Total assets	24,568,014		19,310,672		3,513,179
Current liabilities
Accounts payable	119,966		110,668		17,155
Deferred revenue	3,235,959		3,084,839		462,736
Other payables and accrued liabilities	921,319		815,767		131,747
Operating lease liabilities, current	94,016		180,782		13,444
Total current liabilities	4,371,260		4,192,056		625,082
Non-current liabilities
Operating lease liabilities, non-current	64,027		121,345		9,156
Deferred tax liabilities	51,689		34,451		7,391
Total non-current liabilities	115,716		155,796		16,547
Total liabilities	4,486,976		4,347,852		$ 641,629
Total revenues	8,267,518	$ 1,182,240	7,355,677	¥ 5,952,028
Cost of revenues	(1,235,153)	(176,625)	(1,239,712)	(1,059,861)
Net income	2,690,467	384,731	1,567,026	1,099,218
Net cash provided by operating activities	4,552,371	650,980	3,542,495	3,047,009
Net cash used in investing activities	(4,608,212)	(658,966)	(2,016,899)	(9,938,645)
Net cash (used in)/provided by financing activities	1,654,508	236,592	(1,460,539)	(417,022)
Net increase/(decrease) in cash and cash equivalents	1,551,827	221,908	80,131	(7,278,865)
Cash and cash equivalents at beginning of the year	2,553,090	365,087	2,472,959	9,751,824
Cash and cash equivalents at end of the year	4,104,917	$ 586,995	2,553,090	2,472,959
Consolidated VIE
Current assets
Cash and cash equivalents	1,284,631		1,414,184
Short-term time deposits	64,098
Short-term investments	7,958,835		4,445,982
Accounts and notes receivable, net	11,643		24,988
Inventories	2,395		3,042
Amounts due from Group companies	299,254		379,885
Amounts due from related parties	¥ 8,723		¥ 6,585
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Prepayments and other current assets	¥ 315,028		¥ 276,936
Total current assets	9,944,607		6,551,602
Non-current assets
Long-term time deposits	51,799
Long-term investments	188,901		252,492
Property, equipment and software, net	1,127,522		1,469,151
Right-of-use assets, net	106,685		207,835
Intangible assets, net	102		189
Total non-current assets	1,475,009		1,929,667
Total assets	11,419,616		8,481,269
Current liabilities
Accounts payable	112,843		71,692
Deferred revenue	2,920,916		2,790,780
Other payables and accrued liabilities	540,787		493,032
Amounts due to Group companies	268,998		228,135
Operating lease liabilities, current	66,527		143,588
Total current liabilities	3,910,071		3,727,227
Non-current liabilities
Operating lease liabilities, non-current	29,938		61,002
Deferred tax liabilities	36,024		21,861
Total non-current liabilities	65,962		82,863
Total liabilities	3,976,033		3,810,090
Total revenues	7,785,097		7,051,500	5,867,883
Cost of revenues	(1,134,165)		(1,138,098)	(1,057,018)
Net income	2,170,984		1,368,323	697,038
Net cash provided by operating activities	3,418,058		2,747,052	2,717,909
Net cash used in investing activities	(3,547,611)		(2,476,836)	(2,594,184)
Net increase/(decrease) in cash and cash equivalents	(129,553)		270,216	123,725
Cash and cash equivalents at beginning of the year	1,414,184		1,143,968	1,020,243
Cash and cash equivalents at end of the year	¥ 1,284,631		¥ 1,414,184	¥ 1,143,968